Share capital - Fair value of options (Details) - Stock options	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Expected life of options		5 years
Annualized volatility	62.29%	60.00%
Dividend rate	0.00%	0.00%
Minimum
Disclosure of classes of share capital [line items]
Expected life of options	3 years
Risk-free interest rate	1.25%	1.91%
Maximum
Disclosure of classes of share capital [line items]
Expected life of options	5 years
Risk-free interest rate	1.58%	2.90%